INCOME TAXES - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expenses [Line Items]
At beginning of year	$ 7,612	$ 0	$ 0
Additions based on tax positions related to current year	4,632	7,562	0
Additions based on tax positions related to prior year	0	50	0
At end of year	$ 12,244	$ 7,612	$ 0